Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Segment Information for Operating Segments
The segment information provided to the chief operating decision maker for the reportable segments is as follows:

	2017
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total continuing operations	Discontinued operations
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,838,246	5,259,281	4,789,869	3,053,459	—	—	17,940,855	227,095
Inter-segment	—	—	247	—	35,808	(36,055)	—	—

Total revenue	4,838,246	5,259,281	4,790,116	3,053,459	35,808	(36,055)	17,940,855	227,095

Operating profit (loss)	1,448,939	(55,198)	1,285,495	(336,123)	(100,545)	(2,687)	2,239,881	(25,394)
Depreciation expenses	(673,393)	(597,500)	(1,048,587)	(579,605)	(503)	310	(2,899,278)	—
Interest income	—	—	—	—	53,123	—	53,123	464
Interest expense	—	—	—	—	(190,425)	—	(190,425)	(2,414)
Share of profit (loss) of associates	—	—	—	—	1,347,851	(1,527,342)	(179,491)	—
Purchase of property, plant and equipment	836,894	655,879	2,615,153	594,765	—	—	4,702,691	—

	2018
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total continuing operations
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,790,097	4,679,676	5,694,720	3,315,534	—	—	18,480,027
Inter-segment	—	—	—	—	35,738	(35,738)	—

Total revenue	4,790,097	4,679,676	5,694,720	3,315,534	35,738	(35,738)	18,480,027

Operating profit (loss)	1,306,742	(207,700)	1,226,755	(202,497)	(23,433)	(146)	2,099,721
Depreciation expenses	(769,660)	(578,205)	(1,400,784)	(627,412)	(518)	—	(3,376,579)
Interest income	—	—	—	—	49,971	—	49,971
Interest expense	—	—	—	—	(152,416)	—	(152,416)
Share of profit (loss) of associates	—	—	—	—	(668,377)	368,276	(300,101)
Purchase of property, plant and equipment	1,563,919	321,976	2,732,141	327,251	283	—	4,945,570

	2019
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total continuing operations
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,257,800	5,148,877	6,922,205	4,008,999	—	—	20,337,881
Inter-segment	—	—	—	—	32,808	(32,808)	—

Total revenue	4,257,800	5,148,877	6,922,205	4,008,999	32,808	(32,808)	20,337,881

Operating profit (loss)	709,142	(227,096)	1,740,720	232,404	1,931	18	2,457,119
Depreciation expenses	(802,740)	(521,311)	(1,796,951)	(604,553)	(6,359)	—	(3,731,914)
Interest income	—	—	—	—	64,368	—	64,368
Interest expense	—	—	—	—	(171,075)	—	(171,075)
Share of profit (loss) of associates	—	—	—	—	(370,351)	215,425	(154,926)
Purchase of property, plant and equipment	764,105	548,063	3,077,806	506,635	47	—	4,896,656

Schedule of impact on application of IFRS
The application of IFRS 16 had the following impact on the segment information in 2019:

	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total continuing operations
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Depreciation expenses increased	7,631	6,035	10,703	1,137	5,808	—	31,314

Interest expense increased	4,207	3,260	5,862	492	319	—	14,140

Schedule of information on products and services	Information on products and services

	2017		2018		2019
	NT$000%		NT$000%		NT$000%
Testing	4,838,246	27	4,790,097	26	4,257,800	21
Assembly	5,259,281	29	4,679,676	25	5,148,877	25
LCDD	4,789,869	27	5,694,720	31	6,922,205	34
Bumping	3,053,459	17	3,315,534	18	4,008,999	20

	17,940,855	100	18,480,027	100	20,337,881	100

Geographic Information of Revenue	Geographical information

	2017	2018	2019
	NT$000	NT$000	NT$000
Revenue
ROC	13,152,419	14,751,766	15,875,027
Japan	2,257,296	1,825,479	1,905,032
Singapore	1,798,585	1,143,661	1,333,114
People’s Republic of China (“PRC”)	162,579	163,831	789,496
Others	569,976	595,290	435,212

	17,940,855	18,480,027	20,337,881

	2018	2019
	NT$000	NT$000
Non-current assets
ROC	16,847,172	18,727,979
Others	1,009	5,659

	16,848,181	18,733,638

Net Revenue from Customers Representing at Least 10% of Total Revenue
The information on the major customers which constituted more than 10% of the Group’s total revenue for the years ended December 31, 2017, 2018 and 2019 is as follows:

	2017		2018		2019
	Amount	%	Amount	%	Amount	%
	NT$000		NT$000		NT$000
Customers
Customer A	3,434,873	19	3,794,991	21	4,756,755	23
Customer K	2,742,882	15	2,637,053	14	2,419,612	12
Customer C	1,530,209	9	1,957,467	11	2,048,260	10
Customer X	999,117	6	1,328,752	7	1,977,427	10
Customer I	1,798,111	10	1,101,956	6	1,315,527	6

Summary of Contract Assets and Liabilities
The Group has recognized the following contract assets and liabilities in relation to revenue from contracts with customers:

	January 1, 2018	December 31, 2018	December 31, 2019
	NT$000	NT$000	NT$000
Contract assets	254,997	299,835	377,869

Contract liabilities (Advance payments)	1,152	1,432	1,231